Average Annual Total Returns{- Fidelity® Low Volatility Factor ETF} - 09.30 Fidelity Factor ETFs Combo PRO-08 - Fidelity® Low Volatility Factor ETF	Fidelity Low Volatility Factor ETF-Default Return Before Taxes Past 1 year	Fidelity Low Volatility Factor ETF-Default Return Before Taxes Since Inception		Fidelity Low Volatility Factor ETF-Default After Taxes on Distributions Past 1 year	Fidelity Low Volatility Factor ETF-Default After Taxes on Distributions Since Inception		Fidelity Low Volatility Factor ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Low Volatility Factor ETF-Default After Taxes on Distributions and Sales Since Inception		IXZ6B Past 1 year	IXZ6B Since Inception		RS001 Past 1 year	RS001 Since Inception
Total	12.43%	14.89%	[1]	11.98%	14.42%	[1]	7.57%	11.78%	[1]	12.72%	15.17%	[1]	20.96%	16.41%	[1]

[1]	(a)From September 12, 2016